Leases - Summary of Lease Items Recognized in Combined Statements Of Financial Position (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Right-of-use assets
Right-of-use assets	¥ 14,026	$ 1,976	¥ 17,030	¥ 19,766
Lease liabilities
Current	7,154	1,008	6,853
Non-current	6,936	$ 977	9,327
Lease liabilities	14,090		16,180	19,633
Office buildings [Member]
Right-of-use assets
Right-of-use assets	12,231		12,558	13,790
Lease liabilities
Lease liabilities	12,413		12,619	13,902
Charging stations [Member]
Right-of-use assets
Right-of-use assets	1,795		4,472	5,976
Lease liabilities
Lease liabilities	¥ 1,677		¥ 3,561	¥ 5,731